Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Paid-in Capital [Member]	Capital Reserve [Member]	Earnings Reserve [Member]	Retained Earnings/(Accumulated Losses) [Member]	Other Comprehensive Income [Member]	Shareholders' Equity [Member]	Non-Controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2016	R$ 4,540,000	R$ 30		R$ (1,301,961)	R$ 2,956,459	R$ 6,194,528	R$ 1,189,993	R$ 7,384,521
Total comprehensive income				10,272	822,573	832,845	100,957	933,802
Profit (Loss) for the year				10,272		10,272	100,957	111,229
Other comprehensive income					822,573	822,573		822,573
Cumulative translation adjustments for the period					170,342	170,342		170,342
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(204,107)	(204,107)		(204,107)
Gain/(Loss) on available-for-sale assets, net of taxes					847,849	847,849		847,849
Gain/(loss) on percentage change in investments					2,814	2,814		2,814
Gain/(loss) on cash flow hedge accounting, net of taxes					41,153	41,153		41,153
Gain/(loss) on hedge of net investments in foreign subsidiaries					(39,893)	(39,893)		(39,893)
Gain/(loss) on business combination					4,415	4,415		4,415
Non-controlling interests in subsidiaries							(30,094)	(30,094)
Ending balance at Dec. 31, 2017	4,540,000	30		(1,291,689)	3,779,032	7,027,373	1,260,856	8,288,229
Capital transactions with shareholders		32,690	R$ 180,712	(898,332)		(684,930)		(684,930)
Sales of treasury shares			180,712			180,712		180,712
Dividends				(898,332)		(898,332)		(898,332)
Profit on disposal of shares		32,690				32,690		32,690
Total comprehensive income				5,074,136	(2,713,844)	2,360,292	126,447	2,486,739
Profit (Loss) for the year				5,074,136		5,074,136	126,447	5,200,583
Other comprehensive income					(2,713,844)	(2,713,844)		(2,713,844)
Cumulative translation adjustments for the period					(87,101)	(87,101)		(87,101)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					1,316	1,316		1,316
Gain/(Loss) on available-for-sale assets, net of taxes					(1,559,680)	(1,559,680)		(1,559,680)
Gain/(loss) on percentage change in investments					(105)	(105)		(105)
Gain/(loss) on cash flow hedge accounting, net of taxes					(1,045,771)	(1,045,771)		(1,045,771)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(21,852)	(21,852)		(21,852)
Gain/(loss) on business combination					(651)	(651)		(651)
Constitution of reserves			2,884,115	(2,884,115)
Non-controlling interests in subsidiaries							(76,598)	(76,598)
Ending balance at Dec. 31, 2018	4,540,000	32,720	3,064,827		1,065,188	8,702,735	1,310,705	10,013,440
Capital transactions with shareholders				(422,694)		(422,694)	(578,862)	(1,001,556)
Dividends				(424,903)		(424,903)	(513,842)	(938,745)
Interest on equity							(65,020)	(65,020)
Reversal by prescription of dividends and interest on shareholder's equity				2,209		2,209		2,209
Total comprehensive income				1,789,067	105,436	1,894,503	455,545	2,350,048
Profit (Loss) for the year				1,789,067		1,789,067	455,444	2,244,511
Other comprehensive income					105,436	105,436	101	105,537
Cumulative translation adjustments for the period					32,922	32,922		32,922
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(113,195)	(113,195)	(193)	(113,388)
Gain/(loss) on percentage change in investments					(2,288)	(2,288)	294	(1,994)
Gain/(loss) on cash flow hedge accounting, net of taxes					185,525	185,525		185,525
Gain/(loss) on hedge of net investments in foreign subsidiaries					2,472	2,472		2,472
Constitution of reserves			1,366,373	R$ (1,366,373)
Ending balance at Dec. 31, 2019	R$ 4,540,000	R$ 32,720	R$ 4,431,200		R$ 1,170,624	R$ 10,174,544	R$ 1,187,388	R$ 11,361,932